SHARE-BASED COMPENSATION - Full Value Award Plans (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares)	4,600,000	3,700,000
Granted (in shares)	2,000,000	2,200,000
Issued (in shares)	(800,000)	(600,000)
Forfeited (in shares)	(600,000)	(700,000)
Outstanding, end of the period (in shares)	5,198,066	4,600,000